Thrivent International Index Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Thrivent International Index Portfolio | Class A
Prospectus [Line Items]
Annual Return [Percent]	31.15%	3.33%	17.77%	(14.56%)	10.86%